Revenue and Expenses - Data Used for Calculation of Basic and Diluted Earnings Per Share (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit attributable to ordinary equity holders of parent
Profit attributable to ordinary equity holders of the parent company	€ 8,137	€ 1,582	€ 1,142
Adjustment for the coupon corresponding to perpetual subordinated obligations	(337)	(335)	(379)
Tax effect	84	84	97
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	€ 7,884	€ 1,331	€ 860
Number of shares (thousands)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share (in shares)	5,726,631,000	5,813,179,000	5,794,037,000
Telefónica, S.A. share option plans (in shares)	10,098,000	6,590,000	4,766,000
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares) (in shares)	5,736,729,000	5,819,769,000	5,798,803,000